Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of other provisions [line items]
Beginning Balance	$ 2,484	$ 1,014
Provisions made	14,235	11,047
Provisions used	(14,772)	(9,577)
Ending Balance	1,947	2,484
Chargebacks and rebates
Disclosure of other provisions [line items]
Beginning Balance	2,182	895
Provisions made	10,314	10,818
Provisions used	(10,818)	(9,531)
Ending Balance	1,678	2,182
Returns
Disclosure of other provisions [line items]
Beginning Balance	247	119
Provisions made	948	174
Provisions used	(935)	(46)
Ending Balance	260	247
Other
Disclosure of other provisions [line items]
Beginning Balance	55
Provisions made	2,973	55
Provisions used	(3,019)
Ending Balance	$ 9	$ 55